Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets [Abstract]
Other non-current assets
	2022	2021
	£’000	£’000
Long-term security deposits	941	786
Prepayments	6,264	3,984
Other	137	165
	7,342	4,935